Income Taxes - Summary of Tax Credit (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Current income credit / (tax)
- Current year	$ (774)	$ (1,485)
Total current income credit / (tax)	(774)	(1,485)
Deferred income tax credit
- Current year	0	0
- Prior years	0	0
Total deferred income credit	0	0
Total income tax credit/(expense)	$ (774)	$ (1,485)